FI - Roll-forward of net assets measured at fair value on recurring basis (Details 6) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr 3,558	SFr 11,466
Transfers in, net assets/liabilities	113	654
Transfers out, net assets/liabilities	702	(1,521)
Purchases, net assets/liabilities	8,714	6,300
Sales, net assets/liabilities	(12,151)	(10,277)
Issuances, net assets/liabilities	(1,053)	326
Settlements, net assets/liabilities	568	2,312
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(27)	(72)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(530)	(8)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	4
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(161)	104
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(12)	0
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	(137)	229
Foreign currency translation impact, net assets/liabilities	(51)	132
Balance at beginning of period, net assets/liabilities	(467)	9,649
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	3,563	11,474
Transfers in, net assets/liabilities	113	654
Transfers out, net assets/liabilities	703	(1,521)
Purchases, net assets/liabilities	8,705	6,296
Sales, net assets/liabilities	(12,139)	(10,274)
Issuances, net assets/liabilities	(1,055)	326
Settlements, net assets/liabilities	568	2,312
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(27)	(72)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(530)	(8)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	4
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(160)	102
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(12)	0
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	(137)	229
Foreign currency translation impact, net assets/liabilities	(53)	133
Balance at beginning of period, net assets/liabilities	SFr (461)	SFr 9,655